Basis of Presentation and General Information (Tables)	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Advance hire, prepaid expenses and other current assets were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Advance hire	$5,664,781	8,788,882

Prepaid expenses	1,102,270	514,169

Margin account deposit	1,782,926	1,062,439

Other current assets	2,366,115	2,378,635

Total	$10,916,092	$12,744,125

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Accounts payable	$35,789,564	39,201,642

Accrued expenses	3,427,481	3,839,531

Other current liabilities	1,406,178	2,837,205

Total	$40,623,223	$45,878,378